Financial Instruments - Additional Information (Details) - Toledo Spirit time-charter derivative	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	18,000	25,250
Discount rate over remaining duration of contract	8.40%	8.00%